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[LETTERHEAD OF DEBEVOISE & PLIMPTON LLP]

July 14, 2006

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

HERTZ GLOBAL HOLDINGS, INC.
Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Hertz Global Holdings, Inc. (the "Company"), we are transmitting for filing in electronic format pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the rules and regulations thereunder, the Company's Registration Statement on Form S-1 (the "Registration Statement"), relating to the registration under the Securities Act of the Company's common stock.

        Please telephone the undersigned at (212) 909-6036 or Lee Barnum at (212) 909-6431, collect, if we may be of any assistance in answering questions which may arise in connection with the Registration Statement.

Very truly yours,

/s/ STEVEN J. SLUTZKY Steven J. Slutzky
cc:
Harold E. Rolfe, Esq.

Hertz Global Holdings, Inc.

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